Short-Term Loans (Details)	Nov. 30, 2023 USD ($)	Jun. 30, 2026 USD ($)	Nov. 30, 2023 CNY (¥)
Short-Term Debt [Line Items]
Interest rate	3.25%
Short-Term Loan, Maturity Date		Oct. 30, 2026
Jingxiyun Shenzhen [Member]
Short-Term Debt [Line Items]
Bank loans	$ 1,473,818		¥ 10,000,000
Carrying value		$ 2,390,304